Reinsurance and Retrocessional Reinsurance - Premiums Receivable on Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Balance at the beginning of the year	$ 1.0	$ 0.5
Allowance for expected credit losses	0.3	0.5
Balance at the end of the year	$ 1.3	$ 1.0